UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM NQ

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09152

The STAAR Investment Trust

 (Exact name of registrant as specified in charter)

604 McKnight Park Dr., Pittsburgh, PA 15237

 (Address of principal executive offices) (Zip code)

Andre Weisbrod

The STAAR Investment Trust

604 McKnight Park Drive

Pittsburgh, PA 15237

(Name and address of agent for service)

Registrant's telephone number, including area code: (412) 367-9076

Date of fiscal year end: December 31

Date of reporting period: March 31, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

	Staar General Bond Fund
	Schedule of Investments
	March 31, 2009 (Unaudited)

Shares		Value

Intermediate Corporate - 22.43%
50,000	E.I. Du Pont De Nemour 5.000%, 07/15/2013	$ 51,788
100,000	IB-Alcoa, Inc. 5.375%, 01/15/2013	79,363
100,000	IB-Home Depot, Inc. 5.250%, 12/16/2013	97,435
100,000	IB-Merrill Lynch 6.050%, 05/16/2016 MTN	61,339
200,000	IB-United Health Group 4.750%, 02/10/2014	189,594
50,000	Philip Morris International 4.875%, 05/16/2013	50,546
3,500	Pimco Corporate Opportunity Fund	28,000
		558,065
Intermediate US Government/Government Agency - 12.12%
300,000	IB-Federal National Mortgage Assn 4.500%, 05/28/2015	301,500

Long Term Bonds - 1.96%
50,000	Freddie Mac 4.000%, 03/15/2021 STEP	48,884

Short Term Corporate - 19.27%
100,000	Clorox Co. 4.200%, 01/15/2010	100,693
100,000	General Electric 4.250%, 09/13/2010	98,557
100,000	IB-Capital One 5.700%, 09/15/2011	90,039
200,000	International Paper Co. 4.000%, 04/01/2010	190,300
		479,589
Short Term US Government/Government Agency - 17.03%
11,000	Blackrock Broad Investment Grade 09	122,430
100,000	Federal Home Loan Bank Dis 0.000%, 09/22/2009	99,850
50,000	Federal National Mortgage Association 3.800%, 02/25/2011	50,453
100,000	IB-Home Loan Mortgage Corp. 4.375%, 11/09/2011 C	106,594
43,000	IB-Federal National Mortgage Assn 4.375%, 06/21/2010	44,666
		423,993

TOTAL FOR SECURITIES (Cost $1,935,662) - 72.81%		$ 1,812,031

SHORT TERM INVESTMENTS - 26.39%
656,634	Short-term Investment Company Prime Portfolio 0.95% ** (Cost $656,634)	656,634

TOTAL INVESTMENTS (Cost $2,592,296) - 99.20%		$ 2,468,665

OTHER ASSETS LESS LIABILITIES - 0.80%		19,903

NET ASSETS - 100.00%		$ 2,488,568

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at March 31, 2009.

NOTES TO FINANCIAL STATEMENTS
Staar General Bond Fund
1. SECURITY TRANSACTIONS
At March 31, 2009 the net unrealized depreciation on investments, based on cost for federal income tax purposes of $2,592,296 amounted to $123,633, which consisted of aggregate gross unrealized appreciation of
$22,643 and aggregate gross unrealized depreciation of $146,276.

2. NEW ACCOUNTING PRONOUNCEMENTS
The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting
Standards No. 157, Fair Value Measurements ("FAS 157"), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.
FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability.
Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following table summarizes the valuation of the Fund's investments by the above fair value hierarchy levels as of March 31, 2009:

		INVESTMENT	OTHER
		IN	FINANCIAL
		SECURITIES	INSTRUMENTS*
==================================================================================================================
Level 1 - Quoted prices		$ 656,634	$ -
Level 2 - Other significant observable inputs		1,812,031	-
Level 3 - Significant unobservable inputs		-	-
Total		$ 2,468,665	$ -

*Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures forwards and swap contracts, which are valued at the unrealized appreciation/
depreciation on the instrument.

	Staar Short-Term Bond Fund
	Schedule of Investments
	March 31, 2009 (Unaudited)

Shares		Value

Short Term Corporate - 38.06%
100,000	CBS 6.625%, 05/15/2011	$ 96,261
50,000	Citigroup, Inc. 4.250%, 07/29/2009	49,513
300,000	Clorox Co. 4.200%, 01/15/2010	302,079
100,000	Countrywide Home Loan 4.125%, 09/15/2009	98,818
100,000	Federal National Mortgage Association 2.000%, 01/30/2012	100,063
75,000	General Electric 4.250%, 09/13/2010	73,918
50,000	IB-Capital One 5.700%, 09/15/2011	45,019
100,000	IB-Merrill Lynch 5.770%, 07/25/2011 MTN	90,003
200,000	International Paper Co. 4.000%, 04/01/2010	190,301
50,000	Merrill Lynch 4.125%, 09/10/2009	49,314
100,000	Morgan Stanley 4.000%, 01/15/2010	99,295
100,000	PNC Funding Corp. 4.500%, 03/10/2010	99,624
50,000	Xerox Corp. 6.875%, 08/15/2011	47,713
		1,341,921
Short Term US Government/Government Agency - 21.65%
7,000	Blackrock Broad Investment Grade 09	77,910
100,000	Federal Home Loan Bank 1.650%, 02/04/2011	100,000
200,000	Federal National Mortgage Association 3.800%, 02/25/2011	201,813
300,000	IB-Federal Farm Credit Bank 3.100%, 02/25/2011	302,437
15,000	IB-Federal Home Loan Bank 3.660%, 09/30/2010	15,539
15,000	IB-Federal Home Loan Bank 4.100%, 11/12/2009 NC	15,291
600	Ishares Lehman 1-3 Year Treasury Bond	50,502
		763,492

TOTAL FOR SECURITIES (Cost $2,152,378) - 59.71%		$ 2,105,413

SHORT TERM INVESTMENTS - 39.74%
1,401,396	Short-term Investment Company Prime Portfolio 0.95% ** (Cost $1,401,396)	1,401,396

TOTAL INVESTMENTS (Cost $1,623,552) - 99.45%		3,506,809

OTHER ASSETS LESS LIABILITIES - 0.55%		19,428

NET ASSETS - 100.00%		$ 3,526,237

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at March 31, 2009.

NOTES TO FINANCIAL STATEMENTS
Staar Short-Term Bond Fund
1. SECURITY TRANSACTIONS
At March 31, 2009 the net unrealized depreciation on investments, based on cost for federal income tax purposes of $1,623,552 amounted to $46,966, which consisted of aggregate gross unrealized appreciation of
$8,631 and aggregate gross unrealized depreciation of $55,597.

2. NEW ACCOUNTING PRONOUNCEMENTS
The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting
Standards No. 157, Fair Value Measurements ("FAS 157"), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.
FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability.
Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following table summarizes the valuation of the Fund's investments by the above fair value hierarchy levels as of March 31, 2009:

		INVESTMENT	OTHER
		IN	FINANCIAL
		SECURITIES	INSTRUMENTS*
======================================================================================================
Level 1 - Quoted prices		$ 1,401,396	$ -
Level 2 - Other significant observable inputs		2,105,413	-
Level 3 - Significant unobservable inputs		-	-
Total		$ 3,506,809	$ -

*Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures forwards and swap contracts, which are valued at the unrealized appreciation/
depreciation on the instrument.

	Staar Larger Company Stock Fund
	Schedule of Investments
	March 31, 2009 (Unaudited)

Shares		Value

Alternative Categories - 1.79%
700	Internet Holdrs	$ 24,297
700	Pengrowth Energy Trust	3,906
200	Prudhoe Bay Royality Trust	13,022
		41,225
Larger Company Stocks - 64.05%
10,778	AF Fundamental Investors Fund Class-F	249,517
7,818	AF Washington Mutual Investors Fund Class-F	143,454
6,850	Brandywine Blue Fund, Inc.	122,828
440	Calamos Growth Class-A	12,706
1,646	Dodge & Cox Stock Fund	103,563
12,520	Franklin Rising Dividends Fund Class-A	261,158
12,581	Heartland Select Value	206,828
100	International Business Machines Corp.	9,689
200	I-Shares DJ US Healthcare Sector Index	9,880
600	I-Shares DJ US Medical Devices Index	22,098
300	I-Shares GS Natural Resources Index	7,086
700	I-Shares S&P 500 Index	55,734
300	I-Shares S&P Global Energy	7,950
4,735	Mairs & Power Growth Fund	213,024
1,202	Navellier Midcap Growth	18,813
2,197	Tocqueville Fund	31,421
		1,475,749

TOTAL FOR SECURITIES (Cost $2,132,240) - 65.84%		$ 1,516,974

SHORT TERM INVESTMENTS - 34.62%
797,694	Short-term Investment Company Prime Portfolio 0.95% ** (Cost $797,694)	797,694

TOTAL INVESTMENTS (Cost $2,929,934) - 100.46%		2,314,668

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.46%)		(10,631)

NET ASSETS - 100.00%		$ 2,304,037

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at March 31, 2009.

NOTES TO FINANCIAL STATEMENTS
Staar Larger Company Stock Fund
1. SECURITY TRANSACTIONS
At March 31, 2009 the net unrealized depreciation on investments, based on cost for federal income tax purposes of $2,929,934 amounted to $666,439, which consisted of aggregate gross unrealized appreciation of
$4,327 and aggregate gross unrealized depreciation of $670,766.

2. NEW ACCOUNTING PRONOUNCEMENTS
The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting
Standards No. 157, Fair Value Measurements ("FAS 157"), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.
FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability.
Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following table summarizes the valuation of the Fund's investments by the above fair value hierarchy levels as of March 31, 2009:

		INVESTMENT	OTHER
		IN	FINANCIAL
		SECURITIES	INSTRUMENTS*
======================================================================================================
Level 1 - Quoted prices		$ 2,314,668	$ -
Level 2 - Other significant observable inputs		-	-
Level 3 - Significant unobservable inputs		-	-
Total		$ 2,314,668	$ -

*Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures forwards and swap contracts, which are valued at the unrealized appreciation/
depreciation on the instrument.

	Staar Smaller Company Stock Fund
	Schedule of Investments
	March 31, 2009 (Unaudited)

Shares		Value

Smaller Company Stocks -62.52%
10,117	Columbia Acorn Fund Class-Z	$ 162,684
11,547	Franklin Microcap Value Fund Class-A	210,156
1,000	I-Shares Russell 2000 Index Fund	42,050
2,000	I-Shares Russell 2000 Value Index Fund	78,920
7,663	Keeley Small Cap Value Fund Class-A	100,610
200	Papa Johns International, Inc. *	4,574
200	Powell Industries, Inc. *	7,062
1,000	Powershares Wilderhill Clean Energy *	7,600
19,408	Royce Microcap Investment Fund	161,278
19,747	Royce Opportunity Fund	95,774
7,744	Satuit Microcap Class-A	112,983
200	Shaw Group, Inc. *	5,482
100	Terra Nitrogen Co., L.P.	14,300
15,083	The Aberdeen Small Cap Fund Class-A	118,247
80,802	Wasatch Small Cap Value Fund	140,595
200	Web MD Health Corp. *	4,460
		1,266,775

TOTAL FOR SECURITIES (Cost $2,152,113) - 62.52%		$ 1,266,775

SHORT TERM INVESTMENTS - 37.55%
760,820	Short-term Investment Company Prime Portfolio 0.95% ** (Cost $760,820)	760,820

TOTAL INVESTMENTS (Cost $2,912,933) - 100.07%		2,027,595

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.07%)		(1,406)

NET ASSETS - 100.00%		$ 2,026,189

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at March 31, 2009.

NOTES TO FINANCIAL STATEMENTS
Staar Smaller Company Stock Fund
1. SECURITY TRANSACTIONS
At March 31, 2009 the net unrealized depreciation on investments, based on cost for federal income tax purposes of $2,912,933 amounted to $885,341, which consisted of aggregate gross unrealized appreciation of
$10,414 and aggregate gross unrealized depreciation of $895,755.

2. NEW ACCOUNTING PRONOUNCEMENTS
The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting
Standards No. 157, Fair Value Measurements ("FAS 157"), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.
FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability.
Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following table summarizes the valuation of the Fund's investments by the above fair value hierarchy levels as of March 31, 2009:

		INVESTMENT	OTHER
		IN	FINANCIAL
		SECURITIES	INSTRUMENTS*
======================================================================================================
Level 1 - Quoted prices		$ 2,027,595	$ -
Level 2 - Other significant observable inputs		-	-
Level 3 - Significant unobservable inputs		-	-
Total		$ 2,027,595	$ -

*Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures forwards and swap contracts, which are valued at the unrealized appreciation/
depreciation on the instrument.

	Staar International Fund
	Schedule of Investments
	March 31, 2009 (Unaudited)

Shares		Value

Developing Markets - 8.14%
700	Bldrs Emerging Markets 50 ADR Index	$ 19,173
11,960	Templeton Developing Markets Fund Class-A	149,737
		168,910
International - 62.94%
10,376	AF Europacific Growth Fund Class-F	266,260
12,165	CS International Focus Fund	111,314
551	Eaton Vance Greater India Fund Class-A	6,291
7,676	Harbor International Institutional Fund Class-C	261,589
1,000	I-Shares MSCI Australia Index Fund	13,390
300	I-Shares MSCI Chile	10,356
2,500	I-Shares MSCI Eafe Index	93,975
2,000	I-Shares MSCI Japan Index Fund	15,800
1,500	I-Shares MSCI Malaysia Index Fund	10,485
1,200	I-Shares MSCI Taiwan Index	9,684
250	I-Shares S&P Latin American 40 Index Fund	6,410
4,281	Marsico International Opportunities Fund	34,336
10,079	Putnam International Capital Opportunity Fund	178,897
11,292	Sextant International	123,532
39,962	Templeton Foreign Fund Class-A	163,444
		1,305,763

TOTAL FOR SECURITIES (Cost $1,761,878) - 71.08%		$ 1,474,673

SHORT TERM INVESTMENTS - 30.04%
623,134	Short-term Investment Company Prime Portfolio 0.95% ** (Cost $623,134)	623,134

TOTAL INVESTMENTS (Cost $2,385,012) - 101.12%		2,097,807

LIABILITIES IN EXCESS OF OTHER ASSETS - (1.12%)		(23,172)

NET ASSETS - 100.00%		$ 2,074,635

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at March 31, 2009.
ADR - American Depository Receipt.

NOTES TO FINANCIAL STATEMENTS
Staar International Fund
1. SECURITY TRANSACTIONS
At March 31, 2009 the net unrealized depreciation on investments, based on cost for federal income tax purposes of $2,385,012 amounted to $287,209, which consisted of aggregate gross unrealized appreciation of
$93,821 and aggregate gross unrealized depreciation of $381,030.

2. NEW ACCOUNTING PRONOUNCEMENTS
The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting
Standards No. 157, Fair Value Measurements ("FAS 157"), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.
FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability.
Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following table summarizes the valuation of the Fund's investments by the above fair value hierarchy levels as of March 31, 2009:

		INVESTMENT	OTHER
		IN	FINANCIAL
		SECURITIES	INSTRUMENTS*
======================================================================================================
Level 1 - Quoted prices		$ 2,097,807	$ -
Level 2 - Other significant observable inputs		-	-
Level 3 - Significant unobservable inputs		-	-
Total		$ 2,097,807	$ -

*Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures forwards and swap contracts, which are valued at the unrealized appreciation/
depreciation on the instrument.

	Staar Alternative Categories Fund
	Schedule of Investments
	March 31, 2009 (Unaudited)

Shares		Value

Alternative Categories - 21.85%
200	DJ Wilshire REIT ETF	$ 5,278
1,000	First Trust-Ise Revere Natural Gas	9,950
5,053	Franklin Natural Resources Fund Class-A	100,765
800	Internet Holdrs	27,768
11,231	Live Oak Health Sciences Fund	98,495
600	Powershares Cleantech Portfolio *	9,732
1,300	Powershares DB Commodity Index Track Fund	26,000
800	Powershares DB Multi-Sector Commodity	10,552
200	Prudhoe Bay Royality Trust	13,022
500	United States Gasoline Fund *	11,945
2,151	Vanguard Energy Fund	89,962
1,103	Vanguard Health Care Fund	102,896
		506,365
Developing Markets - 0.83%
700	Bldrs Emerging Markets 50 ADR Index	19,173

Global - 9.98%
1,170	AF SmallCap World Fund Class-F	22,539
7,996	Franklin Mutual Discovery Fund Class-A	175,027
800	Market Vectors-Nuclear Energy ETF *	13,840
600	SPDR FTSE/Mqcquarie Global Infrastructure 100 ETF	19,896
		231,302
Intermediate Corporate - 1.04%
3,000	Pimco Corporate Opportunity Fund	24,000

International - 7.18%
118	Eaton Vance Greater India Fund Class-A	1,342
1,500	I-Shares MSCI Australia Index Fund	20,085
200	I-Shares MSCI Chile	6,904
350	I-Shares MSCI EAFE Value Index Fund	13,156
1,000	I-Shares MSCI Japan Index Fund	7,900
1,000	I-Shares MSCI Malaysia Index Fund	6,990
200	I-Shares MSCI Spain Index Fund	6,006
1,000	I-Shares MSCI Taiwan Index	8,070
250	I-Shares S&P Latin America 40 Index Fund	6,410
3,849	Ivy Pacific Opportunity Fund Class-A	34,102
3,620	Matthews Asian Growith & Income Fund	40,758
600	Wisdomtree International Financial Sector Fund	5,718
500	Wisdomtree International Utilities Sector Fund	9,005
		166,446
Larger Company Stocks - 7.24%
300	I-Shares DJ US Basic Materials Sector	10,527
800	I-Shares DJ US Healthcare Sector Index	39,520
1,200	I-Shares DJ US Medical Devices Index	44,196
1,054	Muhlenkamp Fund	35,843
5,839	Neuberger & Berman Focus Class-Advisor	37,659
		167,745
Smaller Company Stocks - 3.51%
200	ICU Medical, Inc. *	6,424
750	I-Shares Russell 2000 Index Fund	31,538
200	Papa Johns International, Inc. *	4,574
200	Powell Industries, Inc. *	7,062
200	Quality Systems, Inc.	9,050
100	Terra Nitrogen Co., L.P.	14,300
1,200	United Guardian, Inc.	8,400
		81,348

TOTAL FOR SECURITIES (Cost $1,471,081) - 51.63%		$ 1,196,379

SHORT TERM INVESTMENTS - 49.36%
1,143,733	Short-term Investment Company Prime Portfolio 0.95%** (Cost $1,143,733)	1,143,733

TOTAL INVESTMENTS (Cost $2,614,814) - 100.99%		$ 2,340,112

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.99%)		(23,037)

NET ASSETS - 100.00%		$ 2,317,075

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at March 31, 2009.
ADR - American Depository Receipt.

NOTES TO FINANCIAL STATEMENTS
Staar Alternative Categories Fund
1. SECURITY TRANSACTIONS
At March 31, 2009 the net unrealized depreciation on investments, based on cost for federal income tax purposes of $2,614,814 amounted to $274,712, which consisted of aggregate gross unrealized appreciation of
$93,488 and aggregate gross unrealized depreciation of $368,200.

2. NEW ACCOUNTING PRONOUNCEMENTS
The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting
Standards No. 157, Fair Value Measurements ("FAS 157"), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.
FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability.
Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following table summarizes the valuation of the Fund's investments by the above fair value hierarchy levels as of March 31, 2009:

		INVESTMENT	OTHER
		IN	FINANCIAL
		SECURITIES	INSTRUMENTS*
======================================================================================================
Level 1 - Quoted prices		$ 2,340,112	$ -
Level 2 - Other significant observable inputs		-	-
Level 3 - Significant unobservable inputs		-	-
Total		$ 2,340,112	$ -

*Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures forwards and swap contracts, which are valued at the unrealized appreciation/
depreciation on the instrument.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The STAAR Investment Trust

By (Signature and Title)

/s/ J. Andre Weisbrod

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J. Andre Weisbrod,

Chairman of the Board of Trustees

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Richard Levkoy

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Richard Levkoy,

Trustee, Chairman of the Audit Committee

SIGNATURES

The STAAR Investment Trust

(Registrant)

Date 05/28/2009

The STAAR Investment Trust

(Registrant)

Date 05/28/2009